BANK AND OTHER BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BANK AND OTHER BORROWINGS
Total bank and other borrowings	¥ 3,726,389	$ 510,513	¥ 3,036,202
Short-term	649,680	89,006	319,625
Long-term, current portion	383,016	52,473	722,563
Total	1,032,696	141,479	1,042,188
Long-term, non-current portion	¥ 2,693,693	$ 369,034	¥ 1,994,014